Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000228450 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline Intangible Value ETF
Class Name	Sparkline Intangible Value ETF
Trading Symbol	ITAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/itan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 64,070,429
Holdings Count | holding	158
Advisory Fees Paid, Amount	$ 124,169
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$64,070,429	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	158	Advisory Fees Paid	$124,169
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	26.7%
Health Care	16.8%
Industrials	16.7%
Communication Services	15.7%
Consumer Discretionary	11.8%
Financials	6.5%
Consumer Staples	2.9%
Materials	1.5%
Energy	0.4%
Real Estate	0.4%
Cash and Cash Equivalents	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.6%
International Business Machines Corp.	2.1%
Intel Corp.	1.8%
AT&T, Inc.	1.7%
Merck & Co., Inc.	1.6%
Cisco Systems, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Accenture PLC - Class A	1.5%

C000252239 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline International Intangible Value ETF
Class Name	Sparkline International Intangible Value ETF
Trading Symbol	DTAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/dtan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 14,660,519
Holdings Count | holding	120
Advisory Fees Paid, Amount	$ 34,258
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$14,660,519	Portfolio Turnover Rate*	15%
# of Portfolio Holdings	120	Advisory Fees Paid	$34,258
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.1%
Germany	18.8%
France	14.7%
United Kingdom	14.3%
Switzerland	9.9%
Sweden	5.5%
Netherlands	5.0%
Canada	3.9%
Finland	1.4%
Australia	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.8%
Novartis AG	3.2%
AstraZeneca PLC	3.0%
L'Oreal SA	2.8%
Sony Group Corp.	2.8%
Siemens AG	2.7%
Toyota Motor Corp.	2.6%
Shell PLC	2.4%
Sanofi SA	2.2%
Hitachi Ltd.	2.2%